Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill
06.
Goodwill

Changes in the carrying value of Goodwill by reportable segment and Corporate were as follows. This presentation reflects the realignment of our segments. See Note 14 for further information.

		Southern	Northern		Right
	Americas (1)	Europe(2)	Europe	APME	Management(3)	Corporate(3	),(4),(5)	Total(5)
Balance, January 1, 2010	$173.4	$21.1	$272.9	$58.9	$150.7	$282.1		$959.1
Goodwill acquired	290.6	13.2	–	0.2	3.8	–		307.8
Currency impact and other	1.5	(1.2)	(7.8)	5.8	0.5	–		(1.2)
Impairment charge	–	–	–	–	(94.4)	(217.2)		(311.6)
Balance, December 31, 2010	465.5	33.1	265.1	64.9	60.6	64.9		954.1
Goodwill acquired	–	26.8	–	13.0	–	–		39.8
Currency impact and other	(3.7)	(0.4)	(4.4)	(0.4)	(0.3)	–		(9.2)
Balance, December 31, 2011	$461.8	$59.5	$260.7	$77.5	$60.3	$64.9		$984.7

(1)	Balances related to United States were $160.3, $451.7 and $448.3 as of January 1, 2010, December 31, 2010 and December 31, 2011, respectively.
(2)
Balances related to France were $7.1, $15.8 and $42.1 as of January 1, 2010, December 31, 2010 and December 31, 2011, respectively. Balances related to Italy were $4.9, $4.6 and $5.4 as of January 1, 2010, December 31, 2010 and December 31, 2011, respectively.

(3)
For further information on the goodwill impairment charges, see Note 1 to the Consolidated Financial Statements. The 2010 goodwill impairment charge for Right Management impacted both Corporate ($184.5) and Right Management ($94.4).

(4)
The majority of the Corporate balance as of December 31, 2011 relates to goodwill attributable to our acquisition of Jefferson Wells ($55.5) which is now part of the United States reporting unit. For purposes of monitoring our total assets by segment, we do not allocate the Corporate balance to the respective reportable segments. We do, however, include these balances within the appropriate reporting units for our goodwill impairment testing. See the table below for the breakout of goodwill balances by reporting unit.

(5)
Balances were net of accumulated impairment loss of $201.8 as of January 1, 2010 and $513.4 as of both December 31, 2010 and December 31, 2011. The 2010 goodwill impairment charge for Jefferson Wells impacted only Corporate ($32.7).

Goodwill balances by reporting unit were as follows:

December 31	2011	2010
United States	$503.8	$507.2
Elan	123.8	123.2
Netherlands (Vitae)	79.3	81.9
Right Management	60.3	60.6
Other reporting units	217.5	181.2
Total goodwill	$984.7	$954.1